                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower, BCE Place
         Toronto, Ontario  M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:


/s/ James Meadows   Toronto, Ontario Canada   May 13, 2008
-----------------   -----------------------   ------------
   [Signature]           [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
----------------------   ----
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:        100

Form 13F Information Table Value Total:  2,204,282
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

Security Listing by Country Report - March 31, 2008

                                                                    Market
                                             Title of                Value    Total       Investment    Other     Voting
Name of Issuer                                 Class      Cusip     (x1000)   Shares       Decision   Managers  Authority
-------------------------------------------  --------  -----------  -------  -------      ----------  --------  ---------
3M Co.                                       COM       88579Y 10 1    45205   571136  SH  SOLE                     571136
Aflac Inc.                                   COM       001055 10 2    32524   500762  SH  SOLE                     500762
Altria Group Inc.                            COM       02209S 10 3    14509   653563  SH  SOLE                     653563
AmerisourceBergen Corp                       COM       03073E 10 5    28722   700880  SH  SOLE                     700880
Ares Capital Corp.                           COM       04010L 10 3    17845  1419671  SH  SOLE                    1419671
Arthur J. Gallagher & Co.                    COM       363576 10 9    34235  1449421  SH  SOLE                    1449421
Asbury Automotive Group Inc.                 COM       043436 10 4    16646  1209736  SH  SOLE                    1209736
Automatic Data Processing, Inc.              COM       053015 10 3    17913   422565  SH  SOLE                     422565
AutoNation Inc.                              COM       05329W 10 2     6403   427700  SH  SOLE                     427700
Bassett Furniture Industries, Inc.           COM       070203 10 4     1140    92370  SH  SOLE                      92370
Belo Corp.                                   CL A      080555 10 5     2891   273500  SH  SOLE                     273500
Berkshire Hathaway Inc.                      CL A      084670 10 8    34284      257  SH  SOLE                        257
Berkshire Hathaway Inc.                      CL B      084670 20 7     1118      250  SH  SOLE                        250
Brown & Brown Inc.                           COM       115236 10 1    18019  1036764  SH  SOLE                    1036764
Cintas Corp.                                 COM       172908 10 5     3473   121697  SH  SOLE                     121697
Cohen & Steers Inc.                          COM       19247A 10 0    21911   827148  SH  SOLE                     827148
Columbia Sportswear Co.                      COM       198516 10 6    11059   251175  SH  SOLE                     251175
Comcast Corp.                                CL A      20030N 20 0     1131    59603  SH  SOLE                      59603
Copart, Inc.                                 COM       217204 10 6     7845   202400  SH  SOLE                     202400
Dollar Financial Corp.                       COM       256664 10 3    34500  1500008  SH  SOLE                    1500008
DTS Inc.                                     COM       23335C 10 1    23471   977951  SH  SOLE                     977951
Emerson Electric Co.                         COM       291011 10 4    25138   488505  SH  SOLE                     488505
Entravision Communications Corp.             CL A      29382R 10 7    16789  2520937  SH  SOLE                    2520937
Equifax Inc.                                 COM       294429 10 5    45745  1326708  SH  SOLE                    1326708
Expedia Inc.                                 COM       30212P 10 5     6574   300306  SH  SOLE                     300306
Fair Issac Corp.                             COM       303250 10 4     3280   152400  SH  SOLE                     152400
FedEx Corp.                                  COM       31428X 10 6    73963   798135  SH  SOLE                     798135
Fidelity National Information Services Inc.  COM       31620M 10 6     2236    58630  SH  SOLE                      58630
First Advantage Corp.                        CL A      31845F 10 0      212    10000  SH  SOLE                      10000
First American Corp.                         COM       318522 30 7     3574   105300  SH  SOLE                     105300
Franklin Resources, Inc.                     COM       354613 10 1      320     3300  SH  SOLE                       3300
General Electric Co.                         COM       369604 10 3    18309   494700  SH  SOLE                     494700
Gladstone Investment Corp.                   COM       376546 10 7    13528  1437652  SH  SOLE                    1437652
Greenfield Online Inc.                       COM       395150 10 5    21028  1773044  SH  SOLE                    1773044
Grubb & Ellis Co.                            COM       400095 20 4     5237   762300  SH  SOLE                     762300
H&R Block Inc.                               COM       093671 10 5    98791  4758709  SH  SOLE                    4758709
HCC Insurance Holdings Inc.                  COM       404132 10 2    37377  1647304  SH  SOLE                    1647304
Hercules Offshore Inc.                       COM       427093 10 9    27297  1086675  SH  SOLE                    1086675
Herman Miller, Inc.                          COM       600544 10 0    17273   703000  SH  SOLE                     703000
Hilb Rogal & Hobbs Co.                       COM       431294 10 7    26560   843981  SH  SOLE                     843981
Hudson City Bancorp Inc.                     COM       443683 10 7     1941   109800  SH  SOLE                     109800
IAC/InterActiveCorp                          COM       44919P 30 0      201     9700  SH  SOLE                       9700
infoUSA Inc.                                 COM       456818 30 1    16788  2747668  SH  SOLE                    2747668
Innophos Holdings Inc.                       COM       45774N 10 8      193    12000  SH  SOLE                      12000
Interactive Data Corp.                       COM       45840J 10 7    31940  1121895  SH  SOLE                    1121895
International Speedway Corp.                 CL A      460335 20 1    36339   882020  SH  SOLE                     882020
IVCI CORP                                    CL B      450704 10 1        0    10000  SH  SOLE                      10000
Jackson Hewitt Tax Service Inc.              COM       468202 10 6    22169  1932775  SH  SOLE                    1932775
Johnson & Johnson                            COM       478160 10 4    82432  1270732  SH  SOLE                    1270732
Jupitermedia Corp.                           COM       48207D 10 1     6668  3190489  SH  SOLE                    3190489
Kayne Anderson Energy Development Co.        COM       48660Q 10 2    22284   894921  SH  SOLE                     894921
Laboratory Corporation of America Holdings   COM       50540R 40 9     6771    91900  SH  SOLE                      91900
LECG Corp.                                   COM       523234 10 2    17475  1866990  SH  SOLE                    1866990
Legg Mason Inc.                              COM       524901 10 5      756    13500  SH  SOLE                      13500
Liberty Media Corp. - Interactive            CL A      53071M 10 4    50421  3123984  SH  SOLE                    3123984
Loews Corp. - Carolina Group                 COM       540424 20 7    25728   354622  SH  SOLE                     354622
M&T Bank Corp.                               COM       55261F 10 4      588     7300  SH  SOLE                       7300
McDonald's Corp.                             COM       580135 10 1    25563   458373  SH  SOLE                     458373
Merck & Co., Inc.                            COM       589331 10 7     2239    59000  SH  SOLE                      59000
Microsoft Corp.                              COM       594918 10 4    68198  2403022  SH  SOLE                    2403022
Moody's Corp.                                COM       615369 10 5     1780    51100  SH  SOLE                      51100
Move Inc.                                    COM       62458M 10 8    23278  7557925  SH  SOLE                    7557925
NBTY Inc.                                    COM       628782 10 4    34878  1164526  SH  SOLE                    1164526
NGP Capital Resources Co.                    COM       62912R 10 7    17237  1049743  SH  SOLE                    1049743
Nike, Inc.                                   CL B      654106 10 3    27398   402919  SH  SOLE                     402919
Nutraceutical International Corp.            COM       67060Y 10 1    12896   992016  SH  SOLE                     992016
Omnicom Group Inc.                           COM       681919 10 6   101052  2287284  SH  SOLE                    2287284
Patterson-UTI Energy Inc.                    COM       703481 10 1     7367   281400  SH  SOLE                     281400
Pfizer Inc.                                  COM       717081 10 3      419    20000  SH  SOLE                      20000
Philip Morris International Inc.             COM       718172 10 9    33057   653563  SH  SOLE                     653563
Phillips-Van Heusen Corp.                    COM       718592 10 8    24227   638900  SH  SOLE                     638900
Pool Corp.                                   COM       73278L 10 5    20807  1101500  SH  SOLE                    1101500
Prestige Brands Holdings Inc.                COM       74112D 10 1     8102   990478  SH  SOLE                     990478
Procter & Gamble Co.                         COM       742718 10 9    27395   390968  SH  SOLE                     390968
Quest Diagnostics Inc.                       COM       74834L 10 0    26861   593361  SH  SOLE                     593361
Radio One Inc.                               CL D      75040P 40 5     4215  2772895  SH  SOLE                    2772895
RC2 Corp.                                    COM       749388 10 4    21591  1029620  SH  SOLE                    1029620
Regis Corp.                                  COM       758932 10 7    22682   825100  SH  SOLE                     825100
Rent-A-Center Inc.                           COM       76009N 10 0     3345   182300  SH  SOLE                     182300
Saga Communications Inc.                     COM       786598 10 2     1512   270062  SH  SOLE                     270062
School Specialty Inc.                        COM       807863 10 5    22919   726665  SH  SOLE                     726665
Sherwin-Williams Co.                         COM       824348 10 6    24827   486425  SH  SOLE                     486425
Skechers USA Inc.                            CL A      830566 10 5    34500  1707091  SH  SOLE                    1707091
State Street Corp.                           COM       857477 10 3    80382  1017497  SH  SOLE                    1017497
Steven Madden Ltd.                           COM       556269 10 8    21275  1241992  SH  SOLE                    1241992
Stratasys Inc.                               COM       862685 10 4     6330   355610  SH  SOLE                     355610
TCF Financial Corp.                          COM       872275 10 2     6607   368700  SH  SOLE                     368700
Tempur-Pedic International Inc.              COM       88023U 10 1    11880  1079997  SH  SOLE                    1079997
The McGraw-Hill Companies, Inc.              COM       580645 10 9    88834  2404168  SH  SOLE                    2404168
Tim Hortons Inc.                             COM       88706M 10 3    50026  1469195  SH  SOLE                    1469195
United Technologies Corp.                    COM       913017 10 9    44227   642643  SH  SOLE                     642643
Universal Technical Institute Inc.           COM       913915 10 4      358    30500  SH  SOLE                      30500
US Gold Corp.                                COM       912023 20 7       25    10000  SH  SOLE                      10000
ValueVision Media Inc.                       CL A      92047K 10 7      101    19000  SH  SOLE                      19000
W.W. Grainger Inc.                           COM       384802 10 4     5195    68000  SH  SOLE                      68000
Walgreen Co.                                 COM       931422 10 9    32311   848278  SH  SOLE                     848278
Wal-Mart Stores Inc.                         COM       931142 10 3      263     5000  SH  SOLE                       5000
Walt Disney Co.                              COM       254687 10 6    38461  1225656  SH  SOLE                    1225656
Wells Fargo & Co.                            COM       949746 10 1    32234  1107683  SH  SOLE                    1107683
Wyeth                                        COM       983024 10 0    46659  1117320  SH  SOLE                    1117320

                                                       Total        2204282                           Count           100

[Repeat as necessary.]